Swan Defined Risk Growth Fund

Class A Shares SDAAX

Class C Shares SDACX

Class I Shares SDAIX

SUMMARY PROSPECTUS

November 1, 2023

Before you invest, you may want to review the Fund’s complete Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund at swandefinedriskfunds.com/funddocuments/. You can also get this information at no cost by calling 1-877-896-2590, emailing OrderSwanFunds@ultimusfundsolutions.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information dated November 1, 2023 are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Investment Objective: The Fund seeks long term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 45 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a % of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%	0.03%
Expense Recapture(2)	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.68%	2.43%	1.43%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Swan Capital Management, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until November 1, 2024 so that the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement
(excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser.

1

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The numbers reflected herein include the expense caps through the expiration date of the current expense limitation agreement, November 1, 2024, and not thereafter.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$711	$1,035	$1,380	$2,352
C	$246	$741	$1,263	$2,692
I	$146	$435	$747	$1,631

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies: Using the sub-adviser’s proprietary Defined Risk Strategy (“DRS”) to select the Fund’s investments, the Fund seeks to achieve its investment objective by investing directly, or indirectly in:

•	capitalization-weighted U.S. large capitalization exchange-traded funds (“ETFs”) that invest in equity securities that are represented in the S&P 500 Index,
•	exchange-traded long-term put options on the S&P 500 Index for hedging purposes, and
•	exchange-traded put and call options on various equity indices to generate additional returns.

The DRS seeks to provide risk-managed growth of capital by matching or exceeding the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The Fund invests primarily in equity securities of large capitalization (over $10 billion) U.S. companies directly or through ETFs. The sub-adviser executes ETF trades through an exchange rather than trading directly with a fund. The Fund differs from other funds managed by the adviser and sub-adviser by focusing on growth over protection. The Fund purchases slightly “out-of-the-money” put options, i.e., put options where the current price of the underlying stock is above the strike price of the option, thus spending less on hedging. This small difference is spent on additional market exposure to increase growth potential.

The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult, may produce volatile returns and that asset allocation is limited in its risk reduction properties. Using DRS, the sub-adviser seeks to “define risk” by seeking to protect against large losses by hedging equity ETFs through investments in protective long-term S&P 500 Index put options. Additionally, the sub-adviser seeks to increase returns by buying and selling call and put options on several indices using hedging strategies. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price as of the valuation date of the option. The Fund may be invested 75-95% in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF, or a combination of the two.

Defined Risk Strategy

The DRS was created in 1997 by Randy Swan, President of the Adviser and sub-adviser. The objective of the DRS is to provide risk-managed growth of capital by offering a strategy that seeks to match or exceed the long-term performance of the stock market while seeking to minimize the traditional losses incurred during bear markets. The DRS philosophy is based upon the sub-adviser’s research indicating that market timing and/or stock selection is extremely difficult and that asset allocation is limited in its risk reduction properties.

Stock Selection

The Fund invests 75-95% of its assets in U.S. large capitalization ETFs. This underlying position is hedged with long-term put options.

2

Hedging Process

The sub-adviser applies a put hedging strategy to hedge the Fund’s equity exposure. The Fund invests in long-term put options (referred to as paying a premium) that gives the Fund the right to sell a security or index at a set (strike) price or sell the long-term put option on an option exchange. The put strategy is executed using exchange-traded S&P 500 Index put options to hedge the portfolio and to reduce volatility. The put strategy seeks to limit downside loss. Generally, S&P 500 Index put options have an inverse relationship to the S&P 500 Index and its sector-specific constituents.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect investments through ETFs.

  Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.
  ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the fund. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.
o	Index-Related Risk: The ETFs in which the Fund invests are subject to the risks associated with changes to the index the ETFs are designed to track.
o	Passive Investment Risk: The ETFs in which the Fund invests may be affected by a general decline in market segments related to the index the ETFs are designed to track.
o	Tracking Error Risk: Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the index they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.
  Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
  Leveraging Risk: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.
  Management Risk: The sub-adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.
  Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.
  Option Risk: Purchased put options may expire worthless. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
3

Performance: The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table illustrates how the Fund’s average annual total returns over time compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as the Adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting swandefinedriskfunds.com or by calling 1-877-896-2590.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	6/30/2020	13.79%
Worst Quarter:	6/30/2022	(14.63)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2023, was 8.19%.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2022)

	One Year	Since Inception (12-27-18)
Class I shares
Return before taxes	(17.87)%	8.49%
Return after taxes on distributions	(17.87)%	8.30%
Return after taxes on distributions and sale of Fund shares	(10.58)%	6.59%
Class A shares	(22.64)%	6.74%
Return before taxes
Class C shares	(18.73)%	7.72%
Return before taxes
S&P 500 Total Return Index(1) (reflects no deduction for fees, expenses or taxes)	(18.11)%	13.35%
Bloomberg U.S. Aggregate Bond Index(2) (reflects no deduction for fees, expenses or taxes)	(13.01)%	0.10%
Swan Defined Risk Growth Fund Blended Index(3) (reflects no deduction for fees, expenses or taxes)	(15.79)%	8.27%
(1)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
(3)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.
4

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Investment Adviser: Swan Capital Management, LLC (the “Adviser”)

Sub-Adviser: Swan Global Management, LLC (the “Sub-Adviser”)

Portfolio Managers: Randy Swan, President of the Adviser and Sub-Adviser, has served the Fund as Lead Portfolio Manager since it commenced operations in 2018. Robert Swan, Portfolio Manager and Chief Operating Officer of the Adviser and Sub-Adviser, and Chris Hausman, CMT, Managing Director of Risk and Portfolio Manager of the Sub-Adviser, have each served the Fund as a Portfolio Manager since it commenced operations in 2018. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

	Initial Investment		Subsequent Investment
Class	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$2,500	$1,000	$500	$100
C	$2,500	$1,000	$500	$100
I	$100,000	$100,000	$500	$500

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5